Description of Organization and Business Operations (Details) - USD ($)			5 Months Ended	6 Months Ended
	Apr. 16, 2026	Nov. 03, 2025	Dec. 31, 2025	Jun. 30, 2026
Description of Organization and Business Operations [Line Items]
Date of incorporation				Jul. 24, 2025
Year of inception			July 24, 2025 (inception) through December 31, 2025	July 24, 2025 (inception) through June 30, 2026
Gross proceeds			$ 230,000,000
Generating gross proceeds			6,600,000
Transaction costs			14,339,392	$ 14,339,392
Cash underwriting fee			5,175,000	5,175,000
Net of underwriters’ reimbursement			575,000	575,000
Deferred underwriting fee			9,200,000	9,200,000
Other offering costs			$ 539,392	$ 539,392
Percentage of public shares			100.00%	100.00%
Percentage of redemption of public share			100.00%	100.00%
Percentage of aggregate fair market value			80.00%	80.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash			1,277,337	711,805
Working capital			$ 1,191,061	$ 329,469
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Shres issued (in Shares)	500,000
North Star [Member]
Description of Organization and Business Operations [Line Items]
Aggregate consummated sale	$ 30,000,000
Purchased units (in Shares)	3,000,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Shres issued (in Shares)	3,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds		$ 230,000,000
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		23,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		3,000,000
Price per unit (in Dollars per share)		$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		660,000	660,000
Price per unit (in Dollars per share)		$ 10
Generating gross proceeds		$ 6,600,000	$ 6,600,000
Amount of amount of net proceeds of sale of units		$ 230,000,000
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		350,000	350,000
Private Placement [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		310,000	310,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		660,000	660,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)		$ 11.5